Financial assets and liabilities - Summary of Warrant Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Financial Assets And Liabilities [Abstract]
Opening balance	$ 4,647	$ 5,426
Remeasurement of warrant liability	4,962	(779)
Exercise of warrants	(3,885)	0
Closing Balance	$ 5,724	$ 4,647